UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549
                       FORM 13F
                  FORM 13F COVER PAGE

Report for the Quarter Ended:   June 30, 1999

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Ronald Sadoff's Major Trends
Address:  250 W. Coventry Court
          Milwaukee, WI 53217

Form 13F File No:   28-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Ronald Sadoff
Title:         Sole Proprietor
Phone:         (414) 352-8460
Signature, Place, and Date of Signing:



/s/ Ronald Sadoff              Milwaukee, Wisconsin          8/16/99
---------------------         ----------------------        ------------
     (Signature)                   (City/State)               (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F Notice (Check here if no holdings
     reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F Combination Report (Check here if a
     portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                 Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            62

Form 13F Information Table Value Total:  $403,097,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None.


              FORM 13F INFORMATION TABLE


                             Title             Value     Shares/  SH/  Put/  Investmt    Other      Voting Authority
Name of Issuer               Class   CUSIP    (X$1000)  PRN AMT   PRN  Call   Dscretn   Managers   Sole  Share  None
A AIR GROUP INC          COM  011659109    3754     89916     SH           Sole              89916
ALBERTSONS INC                COM  013104104     522     10116     SH           Sole              10116
AMERICA ON LINE               COM  02364J104     506      4600     SH           Sole               4600
AMERICAN EXPRESS CO           COM  025816109   25921     19920     SH           Sole             199202
AMERICAN GENERAL CORP         COM  026351106     752      9971     SH           Sole               9971
AMERICAN HOME PRODS CP        COM  026609107     228      3968     SH           Sole               3968
AMERICAN INTL GROUP           COM  026874107    8380     71475     SH           Sole              71475
BEAR STEARNS COS INC          COM  073902101    7526    160982     SH           Sole             160982
BELL ATLANTIC CORP            COM  077853109     222      3403     SH           Sole               3403
BELLSOUTH CORP                COM  079860102     264      5730     SH           Sole               5730
BRISTOL MYERS SQUIBB          COM  110122108     249      3536     SH           Sole               3536
CHAMPION ENTERPRISES          COM  158496109    8458    454116     SH           Sole             454116
CINCINNATI FINL CORP          COM  172062101    1965     52300     SH           Sole              52300
CITIGROUP                     COM  172967101   15975    336310     SH           Sole             336310
CLAYTON HOMES INC             COM  184190106    3163    276531     SH           Sole             276531
COACHMEN INDS INC             COM  189873102   10040    431808     SH           Sole             431808
DELPHI                        COM  247126105    1776     95983     SH           Sole              95983
DELTA AIR LINES DEL           COM  247361108    7030    122000     SH           Sole             122000
DOW JONES                     COM  260561105    8023    151208     SH           Sole             151208
EATON VANCE CORP              COM  278265103    2903     84304     SH           Sole              84304
EDWARDS AG INC                COM  281760108    7940    246207     SH           Sole             246207
EQUITABLE COS INC             COM  29444G107    5434     81106     SH           Sole              81106
EXXON CORP                    COM  302290101     339      4400     SH           Sole               4400
FANNIE MAE                    COM  313586109   21353    312862     SH           Sole             312862
FIRST SEC CORP DEL            COM  336294103     460     16875     SH           Sole              16875


FLEETWOOD ENTERPRISES         COM  339099103    2640     99853     SH           Sole              99853
FORD                          COM  345370100    6372    112900     SH           Sole             112900
FRANKLIN RES INC              COM  354613101    2230     54900     SH           Sole              54900
FREDDIE MAC                   COM  313400301   24781    427262     SH           Sole             427262
GANNETT INC                   COM  364730101   19075    267250     SH           Sole             267250
GENERAL MTRS CORP             COM  370442105   10524    159450     SH           Sole             159450
GENEVA STEEL                  COM  372252106       0     10000     SH           Sole              10000
GOLDMAN SACHS                 COM  38141G104    1828     25300     SH           Sole              25300
HARLEY DAVIDSON INC           COM  412822108     226      4150     SH           Sole               4150
HEARST-ARGYLE                 COM  422317107     839     34941     SH           Sole              34941
INTERNATIONAL BUS MACH        COM  459200101     468      3620     SH           Sole               3620
KNIGHT RIDDER INC             COM  499040103    7748    140705     SH           Sole             140705
KOHLS CORP                    COM  500255104     431      5600     SH           Sole               5600
KROGER                        COM  501044101     941     33700     SH           Sole              33700
LUCENT TECHNOLOGIES           COM  549463107     256      3798     SH           Sole               3798
MANITOWOC INC                 COM  563571108     604     14512     SH           Sole              14512
MEDIA GENERAL                 COM  584404107    6845    134206     SH           Sole             134206
MERCK & CO INC                COM  589331107     263      3570     SH           Sole               3570
MERRILL LYNCH & CO INC        COM  590188108   18140    228179     SH           Sole             228179
MICROSOFT                     COM  594918104     244      2700     SH           Sole               2700
MIDWEST EXPRESS HLDGS         COM  597911106     974     28644     SH           Sole              28644
MORGAN STAN DEAN WITTR  NEW   COM  617446448   18579    181038     SH           Sole             181038
MPTV INC                      COM  553424102       0     20000     SH           Sole              20000
NAVISTAR                      COM  63934E108    3323     66450     SH           Sole              66450
NEW YORK TIMES CO             COM  650111107   11600    315106     SH           Sole             315106
PAINE WEBBER GROUP INC        COM  695629105   19188    410429     SH           Sole             410429
PROVIDENT COS INC             COM  743862104   14912    372790     SH           Sole             372790
PULITZER INC.                 COM  745769109    1044     21500     SH           Sole              21500
RELIASTAR FINL CORP           COM  75952U103   11586    264825     SH           Sole             264825
SAFEWAY INC NEW               COM  786514208    4909     99170     SH           Sole              99170
SCHWAB CHARLES CP NEW         COM  808513105   37044    339855     SH           Sole             339855
SOUTHWEST AIRLS CO            COM  844741108    6143    197350     SH           Sole             197350


TIMES MIRROR CO NEW           COM  887364107    7546    127355     SH           Sole             127355
TRIBUNE CO NEW                COM  896047107    3394     38951     SH           Sole              38951
US AIRWAYS GROUP INC          COM  911905107    2247     51575     SH           Sole              51575
WASHINGTON POST               COM  939640108   11113     20665     SH           Sole              20665
WEIS MKTS INC                 COM  948849104    1862     47593     SH           Sole              47593
GRAND TOTAL                                 $403,097
